Income Tax - Summary of Accumulated Tax Losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Corporate Tax	€ 596,359	€ 356,044	€ 179,264
Trade Tax	513,561	€ 352,341	€ 176,425
Federal Tax Credits	756
State Tax Credits	€ 250